OTHER ASSETS AND OTHER LIABILITIES - The fair value of derivative financial instruments (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Jan. 01, 2018 PEN (S/)
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			S/ 1,092,107	S/ 766,317	S/ 701,826
Liabilities			1,040,282	715,804
Nominal amount			69,720,506	56,935,229
Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			992,936	622,132
Liabilities			970,671	654,909
Nominal amount			63,449,868	49,995,816
Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			99,171	144,185
Liabilities			69,611	60,895
Nominal amount			6,270,638	6,939,413
Forward foreign exchange contracts one [Member] | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			306,148	124,124
Liabilities			246,960	101,548
Nominal amount			27,422,634	17,557,683
Maturity	January 2020 / October 2022	January 2019 / September 2020
Related instruments	-
Interest Rate Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			268,633	141,731
Liabilities			350,938	148,119
Interest Rate Swap | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			268,633	141,731
Liabilities			350,938	148,119
Nominal amount			26,268,071	21,890,962
Maturity	January 2020 / December 2031	January 2019 / December 2031
Related instruments	-
Cross Currency Swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			411,656	354,432
Liabilities			366,545	401,856
Cross Currency Swap | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			411,656	354,432
Liabilities			366,545	401,856
Nominal amount			8,177,179	9,999,343
Maturity	January 2020 / January 2033	January 2019 / January 2033
Related instruments	-
Foreign exchange options [Member] | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			6,489	1,281
Liabilities			6,089	728
Nominal amount			1,565,083	306,321
Maturity	January 2020 / December 2020	January 2019 / November 2020
Related instruments	-
Futures [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			10	564
Liabilities			139	2,658
Futures [Member] | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			10	564
Liabilities			139	2,658
Nominal amount			16,901	241,507
Maturity	March 2020	March 2019
Interest rate swap contract one [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			102	4,364
Liabilities			1,111	123
Nominal amount			662,800	1,180,550
Maturity	May 2020 / November 2020	January 2019 / August 2019
Related instruments	Debt to banks
Interest rate swap contract one [Member] | Fair value hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	11,694
Liabilities			8,124	4,867
Nominal amount			618,790	923,912
Maturity	June 2021 / May 2023	July 2019 / July 2025
Related instruments	Investments (*)
Interest rate swap contract two [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	3,445
Liabilities			1,046	67
Nominal amount			629,660	843,250
Maturity	May 2020 / June 2020	February 2019 / November 2019
Related instruments	Debt to banks
Interest rate swap contract three [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			55	312
Liabilities			714	0
Nominal amount			984,258	337,300
Maturity	February 2020 / November 2020	May 2019
Related instruments	Debt to banks
Interest rate swap contract four [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			315	209
Liabilities			839	233
Nominal amount			994,200	505,950
Maturity	May 2020 / August 2020	May 2019 / October 2019
Related instruments	Debt to banks
Interest rate swap contract five [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			114	0
Liabilities			0	0
Nominal amount			331,400	0
Maturity	August 2020	-
Related instruments	Debt to banks
Interest rate swap contract six [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			447	0
Nominal amount			331,400	0
Maturity	June 2020	-
Related instruments	Debt to banks
Interest rate swap contract seven [Member] | Cash flow hedges
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount		$ 150.0		506,000
Interest rate swap contract seven [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			0	151
Nominal amount			0	337,300
Maturity	-	July 2019
Related instruments	Debt to banks
Interest rate swap contract eight [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	3,417
Liabilities			0	0
Nominal amount			0	505,950
Maturity	-	March 2019 / December 2019
Related instruments	Repurchase agreements
Interest rate swap contract nine [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			2,555	0
Nominal amount			231,980	0
Maturity	March 2021	-
Cross currency swap contract [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			30,741	35,229
Liabilities			0	0
Nominal amount			231,980	236,110
Maturity	August 2020	August 2020
Related instruments	Repurchase agreements
Cross currency swap contract one [Member] | Cash flow hedges
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	$ 70.0	$ 70.0	232,000	236,100
Cross currency swap contract one [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			30,352	11,939
Nominal amount			149,130	151,785
Maturity	August 2026	August 2026
Related instruments	Repurchase agreements
Cross currency swap contract two [Member] | Cash flow hedges
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	$ 45.0	$ 45.0	149,100	151,800
Cross currency swap contract two [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			12,236	1,741
Nominal amount			82,850	84,325
Maturity	August 2026	August 2026
Related instruments	Repurchase agreements
Cross currency swap contract three [Member] | Cash flow hedges
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	$ 25.0	$ 25.0	82,900	84,300
Cross currency swap contract three [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			20,803	21,424
Liabilities			1,167	1,867
Nominal amount			107,425	136,119
Maturity	May 2021 / September 2024	February 2021 / September 2024
Related instruments	Investments (*)
Cross currency swap contract four [Member] | Cash flow hedges
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount			107,400	136,100
Cross currency swap contract four [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			0	4,249
Nominal amount			0	77,822
Maturity	-	March 2019
Related instruments	Investments (*)
Cross currency swap contract five [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			7,624	16,132
Liabilities			0	0
Nominal amount			331,400	337,300
Maturity	January 2020	January 2020
Related instruments	Debt to banks
Cross currency swap contract five [Member] | Fair value hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount			618,800	923,900
Cross currency swap contract six [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			0	35,658
Nominal amount			0	1,011,900
Maturity	-	October 2019
Related instruments	Bonds issued
Cross currency swap contract seven [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			8,197	0
Nominal amount			165,700	0
Maturity	January 2025	-
Related instruments	Bonds issued
Cross currency swap contract eight [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			2,823	0
Nominal amount			152,545	0
Maturity	August 2021	-
Related instruments	Bonds issued
Cross currency swap and interest rate swap contract [Member] | Cash flow hedges
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	$ 80.0	$ 80.0	265,100	269,800
Cross currency swap and interest rate swap contract [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			39,417	47,959
Liabilities			0	0
Nominal amount			S/ 265,120	S/ 269,840
Maturity	August 2020	August 2020
Related instruments	Repurchase agreements